Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investments, All Other Investments [Abstract]
Equity method investments	$ (17)	$ (41)	$ 112
Non-marketable equity securities (includes NAV)	(3)	(4)	29
Total loss from equity investments, net	$ (20)	$ (45)	$ 141